Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
(a) Transactions with EXOR
Prior to the acquisition of the Company's common shares by Covéa, EXOR was a related party to PartnerRe. The following transactions occurred during EXOR's ownership of the Company.
During 2022 and 2021, the Company declared and paid to EXOR Nederland N.V. common share dividends totaling $178 million and $107 million, respectively.
In the normal course of its investment operations, the Company bought or held securities of companies affiliated with the Company, including the following:
•In 2021, the Company invested in two Exor managed funds. At December 31, 2022 and 2021, the carrying value of these investments totaled $396 million and $468 million, respectively. Net unrealized losses related to these funds of $72 million were recorded in the Consolidated Statements of Operations for the year ended December 31, 2022 (including $34 million pre-acquisition), compared to net unrealized gains of $115 million for the year ended December 31, 2021. These investments are recorded at fair value and included within Other invested assets in the Consolidated Balance Sheets.
•In 2018, the Company entered into an agreement with Exor to invest in a newly formed limited partnership, Exor Seeds L.P. At December 31, 2021, the carrying value of the Company's investment in the limited partnership was $51 million, and was accounted for using the equity method and was included within Other invested assets in the Consolidated Balance Sheets. During 2021, the Company sold its interest in Exor Seeds L.P. to Exor S.A. at a transaction price of $51 million.
•In 2017, the Company invested $500 million in two Exor managed public equity funds. At December 31, 2022 and 2021, the carrying value of these investments totaled $422 million and $1,154 million, respectively. These investments are recorded at fair value and are included within Equities in the Consolidated Balance Sheets. In conjunction with the Covéa acquisition in 2022, the Company sold a portion of these funds to EXOR for total consideration of $772 million, resulting in a realized gain of $450 million, the majority of which was included in unrealized gains in prior periods. Net realized and unrealized investment gains related to these funds of $40 million (including $24 million of losses pre-acquisition), $115 million and $91 million were recorded in the Consolidated Statements of Operations for the years ended December 31, 2022, 2021 and 2020, respectively.
During the years ended December 31, 2022, 2021 and 2020, the Company was a party to various agreements with Exor whereby Exor provides services in exchange for fees as follows:
•advisory services related to certain real estate investments where the Company paid approximately $265 thousand, $433 thousand and $310 thousand for services rendered in 2022, 2021 and 2020, respectively.
•investment advisory services and use of certain office space, where the Company paid $175 thousand and $259 thousand related to services provided in 2021 and 2020, respectively. This agreement was terminated in 2021.
•certain advisory services for a fee of $184 thousand for 2022, $350 thousand for 2021 and $500 thousand in 2020. This agreement terminated in 2022 in conjunction with the Covéa acquisition.
•consulting services related to certain investments such as alternative fixed income, real estate, public equity and private equity funds as well as co-invest opportunities. The related consulting service agreement was effective April 1, 2021 and the Company paid $3.9 million and $2.6 million related to services provided in 2022 and 2021, respectively. This agreement will terminate effective March 31, 2023.
Following the acquisition of the Company's common shared by Covéa, EXOR is no longer a related party to PartnerRe. The transactions discussed above were entered into at arm's-length.
(b) Transactions with Covéa
Following the acquisition, the Covéa Group meets the definition of a related party. In this context, the Covéa Group covers Covéa SGAM (Société de Groupe d’Assurance Mutuelle), its eight affiliated mutual companies, Covéa Coopérations S.A., their subsidiaries and affiliates included in their consolidated financial statements.
In the normal course of its underwriting activities, the Company entered into assumed reinsurance agreements with certain affiliates of Covéa Group. Included in the Consolidated Balance Sheets at December 31, 2022 were the following balances related to the Covéa Group (in thousands of U.S. dollars):

2022
Reinsurance balances receivable	$3,169
Non-life reserves	$95,013
Life and health reserves	$1,175
Unearned premiums	$571
Upon close of the Covéa acquisition, Covéa sold its interest in the Company's third-party capital vehicles.
The transactions between related parties discussed above were entered into at arm's-length.
(c) Other
In the normal course of its underwriting activities, the Company has entered into reinsurance agreements with companies affiliated with the Company. Refer to Note 8(a) for further details.